CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	5,000,000	5,000,000
Preferred Stock, Shares Outstanding	5,000,000	5,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, authorized	395,000,000	195,000,000
Common Stock, Shares, Issued	164,041,058	114,174,265
Common Stock, Shares, Outstanding	164,041,058	114,174,265